TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Balance due to related parties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Balance due to related parties
Amounts due to related parties	$ 14,925	$ 21,748
Management fees due to related parties	14,153
Administrative service expenses and other expenses due to related parties	$ 772